Permanent Equity and Temporary Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 03, 2020	Oct. 31, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 22, 2020	Dec. 04, 2020	Dec. 31, 2019	May 31, 2017
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			54,000,000	54,000,000		54,000,000		54,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares outstanding			11,010,181	10,480,902				10,480,902
Common stock, shares issued			11,010,181	10,480,902				10,480,902
Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000				1,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued (in shares)			0	0				0
Preferred stock, shares outstanding (in shares)			0	0				0
Dividens shares		0.17
Number includes an aggregate sahres	1,125,000
Founder shares transferred, description				(i) the last sales price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Converted shares, percentage			20.00%		20.00%
Common stock shares subject to possible redemption.				29,846,985
Temporary equity, par or stated value (in Dollars per share)			$ 10.00
Tangible asset impairment charges			$ 5,000,001
Common stock subject to possible redemption value			$ 345,000,000
Class B Common Stock | Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			50,000,000	50,000,000	50,000,000			50,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding			8,625,000	8,625,000				8,625,000
Common stock, shares issued			8,625,000	8,625,000				8,625,000
Class A Common Stock | Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares outstanding (in shares)			0
Common stock, shares authorized			400,000,000	400,000,000	400,000,000			400,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares outstanding			0	4,653,015			34,500,000	0
Purchase price of per share							$ 11.50
Common stock, shares issued			0	4,653,015				0
Common stock shares subject to possible redemption.			34,500,000	29,846,985
Sponsors [Member] | Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
Sponsors holding shares	8,625,000
Sponsors [Member] | Class B Common Stock | Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding									8,625,000
Purchase price of per share									$ 0.003
Dividend price (in Dollars)									$ 25,000
Founder shares | Capitol Investment Corp. V
Stockholders' Equity (Details) [Line Items]
Founder shares	1,125,000